Reinsurance	12 Months Ended
Dec. 31, 2014
Reinsurance
(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.